Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended				12 Months Ended
		Apr. 24, 2018	Jan. 18, 2018	Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Related Party Transaction [Line Items]
Operating and maintenance expense				$ 19,460	[1],[2]	$ 16,817	[1],[2]	$ 77,649	[3],[4]	$ 69,255	[3],[4]	$ 69,478	[3],[4]
Selling, general and administrative expense				18,998	[1],[2]	17,400	[1],[2]	73,709	[3],[4]	72,470	[3],[4]	61,606	[3],[4]
Other income								22,171		18,191		2,367
Distributions to the EQM General Partner								235,167		169,438		109,194
Capital contributions from EQT				2,799	[5]	974	[5]	15,463	[6]	602	[6]	7,492	[6]
Equity income				$ 8,811	[1],[7],[8]	$ 4,277	[1],[7],[8]	22,171	[9]	9,898	[9]	2,367	[9]
Cash distribution declared per common unit (in USD per share)	[1],[10]			$ 1.065		$ 0.89
EQT and Subsidiaries
Related Party Transaction [Line Items]
Operating revenues				$ 181,200		$ 143,400		621,805		551,353		462,371
Operating and maintenance expense				10,500		9,900		40,204		34,179		33,452
Selling, general and administrative expense				17,600		16,400		69,732		67,345		55,092
EES
Related Party Transaction [Line Items]
Interest income on Preferred Interest				$ 1,700		$ 1,700		6,818		1,740		0
Principal payments received on the Preferred Interest								4,166		1,024		0
EQT
Related Party Transaction [Line Items]
Capital contributions from EQT								15,463		602		7,492
Net contributions from/(distributions to) EQT								30,284		20,234		(15,179)
Subsequent Event
Related Party Transaction [Line Items]
Cash distribution declared per common unit (in USD per share)		$ 1.065	$ 1.025
Variable Interest Entity, Not Primary Beneficiary | EES
Related Party Transaction [Line Items]
Distributions included in other income										8,300
Other income | Variable Interest Entity, Not Primary Beneficiary | MVP Joint Venture
Related Party Transaction [Line Items]
Equity income								$ 22,200		$ 9,900		$ 2,400

[1]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[2]	Operating and maintenance expense included charges from EQT of $10.5 million and $9.9 million for the three months ended March 31, 2018 and 2017, respectively. Selling, general and administrative expense included charges from EQT of $17.6 million and $16.4 million for the three months ended March 31, 2018 and 2017, respectively. See Note F.
[3]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[4]	Operating and maintenance expense included charges from EQT of $40.2 million, $34.2 million and $33.5 million for the years ended December 31, 2017, 2016 and 2015, respectively. Selling, general and administrative expense included charges from EQT of $69.7 million, $67.3 million and $55.1 million for the years ended December 31, 2017, 2016 and 2015, respectively. See Note 5.
[5]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[6]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[7]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[8]	Represents equity income from Mountain Valley Pipeline, LLC (the MVP Joint Venture). See Note G.
[9]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[10]	Represents the cash distributions declared related to the period presented. See Note J.